Note 13 - Related Party Transactions (Details Textual) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 10, 2025	Aug. 12, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					335,728
Share-Based Payment Arrangement, Expense			$ 117		$ 2,594,000	$ 295,000
Deferred Stock Units (DSUS) [Member]
Share-Based Payment Arrangement, Expense			117,000	$ 0
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Expense		$ 410,000	$ 1	$ 0	$ 410,000	$ 0
Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)	15,000
Management and Directors [Member] | Deferred Stock Units (DSUS) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	66,668
Management and Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	10,000